Stockholders' Equity (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net (loss) income from continuing operations attributable to common shareholders	$ (2,751,129)		$ 3,732,285
Dividends on restricted stock expected to vest	(11,136)		(11,564)
Gain on redemption of common stock	1,575	[1]	4,018	[1]
Basic net (loss) income from continuing operations attributable to common shareholders	(2,760,690)		3,724,739
Net loss from discontinued operations	(356,546)		(720,815)
Net loss from discontinued operations attributable to noncontrolling interest	(136,674)		(909,371)
Basic net (loss) income from discontinued operations attributable to common shareholders	$ (219,872)		$ 188,556
Weighted average common shares outstanding (in shares)	2,348,849		1,679,778
Potential dilutive shares (in shares)	0	[2]	16,475	[2]
Weighted average common shares outstanding and potential dilutive shares (in shares)	2,348,849		1,696,253
Basic (loss) income from continuing operations per share (in dollar per share)	$ (1.18)		$ 2.22
Basic (loss) income from discontinued operations per share (in dollar per share)	$ (0.09)		$ 0.11
Diluted (loss) income from continued operations per share (in dollars per share)	$ (1.18)		$ 2.20
Diluted (loss) income from discontinued operations per share (in dollars per share)	$ (0.09)		$ 0.11

[1]	Represents the difference between the fair value and carrying amount of the common stock upon redemption.
[2]	Excludes 15,908 shares related to non-vested restricted stock for the year ended December 31, 2013, as the effect would be anti-dilutive. Also excludes any dilution related to the 1,000 shares of convertible stock as the conversion would be anti-dilutive and currently there would be no conversion into common shares.